REVENUE FROM CONTRACTS WITH CUSTOMERS - Performance Obligations Satisfied or Partially Satisfied in Previous Periods (Details) SFr in Millions	Dec. 31, 2024 CHF (SFr)
Within 1 year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications services (mobile and fixed)	SFr 56.9
Between 1 and 2 years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications services (mobile and fixed)	15.0
Between 2 and 3 years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications services (mobile and fixed)	SFr 7.1